Regulatory Matters	12 Months Ended
Mar. 31, 2012
Banking and Thrift [Abstract]
Regulatory Capital Requirements under Banking Regulations [Text Block]

Note 14:  Regulatory Matters

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. Furthermore, the Bank’s regulators could require adjustments to regulatory capital not reflected in the financial statements.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined) and Tier 1 capital (as defined) to average assets (as defined). Management believes, as of March 31, 2012 and 2011, that the Bank met all capital adequacy requirements to which it is subject.

As of March 31, 2012, the most recent notification from the Comptroller of the Currency categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Bank must maintain minimum total risk-based, Tier I risk-based, and Tier I leverage ratios as set forth in the table. There are no conditions or events since that notification that management believes have changed the Bank’s category.

The Bank’s actual capital amounts and ratios are also presented in the table. A total of $69,000 and $59,000 were deducted from capital for interest-rate risk in 2012 and 2011, respectively.

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Amounts In Thousands)
As of March 31, 2012
Total risk-based capital
(to risk-weighted assets)	$19,405	16.5%	$9,428	8.0%	$11,786	10.0%

Tier I capital
(to risk-weighted assets)	$17,968	15.3%	$4,714	4.0%	$7,071	6.0%

Tier I capital
(to average assets)	$17,968	8.5%	$8,451	4.0%	$10,564	5.0%

As of March 31, 2011
Total risk-based capital
(to risk-weighted assets)	$14,632	12.4%	$9,443	8.0%	$11,804	10.0%

Tier I capital
(to risk-weighted assets)	$13,471	11.4%	$4,722	4.0%	$7,802	6.0%

Tier I capital
(to average assets)	$13,471	6.6%	$8,111	4.0%	$10,139	5.0%

The Bank is subject to certain restrictions on the amount of dividends that it may declare without prior regulatory approval.

At the time of the conversion of the Bank to a stock organization, a special liquidation account was established for the benefit of eligible account holders and the supplemental eligible account holders in an amount equal to the net worth of the Bank. The special liquidation account will be maintained for the benefit of eligible account holders and the supplemental eligible account holders who continue to maintain their accounts in the Bank after June 27, 1997. The special liquidation account was $5,070,000 as of that date. In the unlikely event of a complete liquidation, each eligible and supplemental eligible accounts holder will be entitled to receive a liquidation distribution from the liquidation account in an amount proportionate to the current adjusted qualifying balances for accounts then held. The Bank may not declare or pay cash dividends on or repurchase any of its common stock if stockholders’ equity would be reduced below applicable regulatory capital requirements or below the special liquidation account.